Related Party Transactions - Summary of Cemig's Principal Balances and Transactions With Related Parties (Parenthetical) (Detail) R$ in Millions	12 Months Ended
	Dec. 31, 2018 BRL (R$) Installment	Dec. 31, 2017 BRL (R$)	Feb. 20, 2019 BRL (R$)	Jan. 31, 2018 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of transactions between related parties [line items]
Due and unpaid payment of debits relating to supply of power	R$ 113
Number of installments | Installment	24
Amount paid for first installment	R$ 5
Current assets	27,796	R$ 8,537
Non-current assets	R$ 32,059	R$ 33,703
Minimum annual dividend percentage on par value	6.00%	6.00%
Cemig GT [member]
Disclosure of transactions between related parties [line items]
Advance payments	R$ 52
Sa Carvalho [member]
Disclosure of transactions between related parties [line items]
Advance payments	12
Rosal [member]
Disclosure of transactions between related parties [line items]
Advance payments	6
Parent [member] | MINAS GERAIS STATE GOVERNMENT [member] | Non current [member] | Public lighting contribution [member]
Disclosure of transactions between related parties [line items]
Current assets				R$ 2
Non-current assets		R$ 1
Entities with joint control or significant influence over entity [member] | Madeira Energia [member] | Power Purchase Agreements [member]
Disclosure of transactions between related parties [line items]
Reimbursement for decontracted supply	R$ 84
Number of installments | Installment	24
Outstanding amount	R$ 45
Entities with joint control or significant influence over entity [member] | Renova [member] | Non current [member] | Reimbursement for suspension of supply of power [member]
Disclosure of transactions between related parties [line items]
Non-current assets	52		R$ 52
Entities with joint control or significant influence over entity [member] | Renova [member] | Non current [member] | Reimbursement for cessation of power purchase agreement [member]
Disclosure of transactions between related parties [line items]
Non-current assets	10		R$ 10
Santo Antonio Energia [member]
Disclosure of transactions between related parties [line items]
Advance payments	70
Renova [member]
Disclosure of transactions between related parties [line items]
Current assets	295	32			R$ 136
Non-current assets	1,229	R$ 1,679			R$ 5,765
Renova [member] | Cemig GT [member]
Disclosure of transactions between related parties [line items]
Settlement amount receivables	R$ 445
Renova [member] | 2018 [member] | Cemig GT [member]
Disclosure of transactions between related parties [line items]
Percentage of settlement amount receivable	150.00%
Renova [member] | 2021 [member] | Cemig GT [member]
Disclosure of transactions between related parties [line items]
Percentage of settlement amount receivable	155.00%